Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Non-Voting Common Stock, par value, $0.01 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	17.84
Maximum Aggregate Offering Price	$ 26,760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,695.56
Offering Note	Pursuant to Rule 416, this Registration Statement shall be deemed to cover such additional shares of Class A Non-Voting Common Stock as may become issuable pursuant to the antidilution provisions for the 2022 Long-Term Incentive Plan. The maximum aggregate offering price is estimated solely for purposes of calculating the registration fee, in accordance with Rule 457(h), on the basis of the price of securities of the same class, as determined in accordance with Rule 457(c), using the average of the high and low prices for the Class A Non-Voting Common Stock reported on The NASDAQ Stock Market on October 28, 2025.